Treasury Stock - Movement of Treasury Stock (Detail) shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2016 TWD ($) shares
Capital reduction	(128,422)	(128,422)
Beginning balance | $	$ 1,007,654
Treasury stock (repurchased) | $			$ 1,007,654
Capital reduction | $	1,284,223
Ending balance	$ 962,503	$ 31,444
Treasury stock [member]
Treasury stock shares at beginning balance	30,085	30,085
Treasury stock shares (repurchased)			30,085
Capital reduction	(4,515)	(4,515)
Treasury stock shares at ending balance	25,570	25,570	30,085
Beginning balance	$ 1,007,654	$ 32,919
Treasury stock (repurchased) | $			$ 1,007,654
Capital reduction	(45,151)	(1,475)
Ending balance	$ 962,503	$ 31,444	$ 1,007,654